Statutory Information (Tables)	12 Months Ended
Dec. 31, 2012
Statutory Information
Schedule of statutory net income and capital and surplus
	Years ended and at December 31,
	2012	2011	2010
Statutory net income	$95,272	$69,147	$81,041
Statutory capital and surplus	$438,848	$455,848	$449,615